Impairment assessment of Jaguar Land Rover Business	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Impairment assessment of Jaguar Land Rover Business
17 .	Impairment assessment of Jaguar Land Rover Business
The operations of its subsidiary Jaguar Land Rover (JLR), excluding equity accounted investments, represents a single cash-generating unit (“CGU”). This is because of the closely connected nature of the cash flows and the degree of integrated development and manufacturing activities. In response to the annual requirement of accounting standards, management performed an impairment assessment of its JLR cash generating unit (CGU) as at March 31, 2022. For the year ended March 31, 2022 assessment, the recoverable value was determined using the value in use (“VIU”) approach.
In forecasting the future cash flows for its VIU assessment, management has considered it appropriate to undertake the impairment assessment with reference to the latest business plan that was in effect as at the reporting date. The business plan includes a five-year cash flow forecast and contains growth rates that are primarily a function of the JLR’s Cycle Plan assumptions, historic performance and management’s expectation of future market developments through to 2026/27. Further, management have given due consideration to recent performance and variable profit optimization efforts and have further adjusted some of the assumptions in the business plan and prepared various scenarios as part of its VIU assessment. The risks considered in the adjusted cashflows include supply chain risks, disruption on JLR business from COVID-19 as JLR continues to see localised lockdown actions imposed by governments around the world and execution risks associated with JLR new Reimagine strategy due to its significance to JLR business plan in the coming years. The VIU as determined based on these risk adjusted cashflows reflects sufficient headroom. Further, management has applied additional adjustments as part of subsequent events updates, further adjusting the VIU to reflect uncertainty related to supply challenges as a result of global chip shortages and economical and geopolitical factors increasing inflationary pressures.
Considering the recoverable amount as finally determined, no impairment was identified as the CGU recoverable amount exceeded its carrying amount by Rs.59,654.0 million (Rs.272,066.9 million in the year ended March 31, 2021). The reduction in the headroom has been driven by the headwinds discussed in further detail below. The impairment loss recorded in the earlier years was not reversed because the underlying reasons for the headroom (including the unwind of the discount rate and the impact of depreciation and amortisation of impaired assets) do not support this.

JLR used a long term growth rate of 1.7% (1.9% in the years ended in March
 31,
2021 and

2020) to extrapolate cash flow projections beyond the period covered by the business plan and a pre-tax discount rate of 13.4% (13.6% in the year ended in March
 31,
2021 and 12.5% in the year ended in March
 31,
2020).
The approach and key assumptions used to determine the CGU VIU were as follows:

•
Volumes and variable profit
– Due to the importance of product mix to the business’ cash flow the management considers volume and variable profit to be a key assumption.
The volumes and variable profit included in

the
business plan is largely driven from the updated
portfolio as
a result of the Reimagine strategy announced in the previous year, which especially results in a change in product portfolio in the outer years of the business plan.

•
Terminal value capital expenditure
– the 5-year cash flows timing and amount are based on the latest Cycle Plan. The terminal value has been derived based the management’s best estimate of a maintenance level of capital expenditure which has been derived from depreciation and amortisation expectations and funding requirements in responses to longer-term industry trends which are anticipated in the VIU calculation.

•
Discount rate –
 is regarded as a key assumption as the rate which drives the discounted cashflows used to determine the VIU of the CGU. The discount rate has been assessed based on the Capital Asset Pricing Model and a market participant after tax cost of debt. These inputs are based on a typical build up approach.

Sensitivity to Key Assumptions
The key assumptions that impact the value in use are those that

(i)	involve a significant amount of judgement and estimation and

(ii)
drive significant changes to the recoverable amount when flexed under reasonably possible outcomes. As a significant portion of the recoverable amount lies in the VIU terminal value, management have focussed disclosures on reasonably possible changes that impact the terminal value.

Given the inherent uncertainty about how risk may arise, and the interaction of volumes and cost management, management consider a net impact on terminal period cash flows to be the best means of indicating the sensitivity of the model to such changes in the terminal period.

The value of key assumptions used to calculate the recoverable amount are as follows:

	As at March 31,
	2022	2021	2020
Pre-tax discount rate	13.4%	13.6%	12.5%
Terminal value variable profit (%GVR)	24.8%	21.4%	19.7%
Terminal value capital expenditures (%GVR)	10.0%	8.9%	9.1%
The table below shows the amount by which the value assigned to the key assumptions must change for the recoverable amount of the CGU to be equal to its carrying amount:

	As at March 31,
	2022		2021
	Revised Assumption	% Change	Revised Assumption	% Change

Pre-tax discount rate	14.6%	8.4%	n/a	n/a
Terminal value variable profit (%GVR)	24.4%	-1.7%	20.1%	-6.3%
Terminal value capital expenditures (%GVR)	10.3%	3.5%	10.2%	15.1%